Net Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Earnings Per Share [Abstract]
Net loss	$ (17,528)	$ (12,715)	$ (16,249)	$ (8,585)	$ (30,243)	$ (24,834)
Net loss attributable to ordinary shareholders - basic	(17,528)		(16,249)		(30,243)	(24,834)
Net loss attributable to ordinary shareholders - diluted	$ (17,528)		$ (16,249)		$ (30,243)	$ (24,834)
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	39,802,532		9,866,428		38,194,822	9,528,596
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	39,802,532		9,866,428		38,194,822	9,528,596
Net loss attributable to ordinary shareholders - basic (in dollars per share)	$ (0.44)		$ (1.65)		$ (0.79)	$ (2.61)
Net loss attributable to ordinary shareholders - diluted (in dollars per share)	$ (0.44)		$ (1.65)		$ (0.79)	$ (2.61)